Key Management Personnel Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Key Management Personnel Disclosures [Abstract]
Schedule of Aggregate Compensation Made to Directors and Other Members	The aggregate compensation made to directors and other members of key management personnel of the Company is set out below:
	Consolidated		Consolidated
	2023	2022	2023
	AUD$	AUD$	$

Short-term employee benefits	860,229	821,414	588,397
Post-employment benefits	210,543	294,171	144,011
Israel deferred payments	-	653,768	-
Share-based payments	689,094	93,036	471,340
	1,759,866	1,862,389	1,203,748